Income Taxes- Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities, Gross	$ 3,415	$ 3,479
Deferred and stock-based compensation	166	160
Pension	89	100
Accrued expenses	52	58
Tax credits	64	59
NOL carryforward	127	259
Impairment losses	38	29
Other	47	67
Total	583	732
Valuation allowance	(122)	(72)	$ (75)	$ (95)
Total deferred tax assets, net of valuation allowance	461	660
Property and equipment	113	82
Acquired intangibles	3,302	3,397
Total deferred tax liabilities	(2,954)	(2,819)
Net non-current deferred tax assets	4	18
Net non-current deferred tax liabilities	$ (2,958)	$ (2,837)